UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2003
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/S/ Robert J. Cappelli		                Southfield, MI   	   5/05/03
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           91
                                          -----------------
Form 13F Information Table Value Total:   $     40,409
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]




                                                        SUMMARY TABLE
                                                        Mar. 31, 2003


                                    TITLE               VALUE                                    VOTING
                                    OF                  IN        SHARES/ SH/ PUT/  INVESTMT     AUTHORITY
      NAME OF ISSUER                CLASS  CUSIP        $1,000'S  PRN AMT PRN CALL  DSCRETN MGRS SOLE
MMM   3M                            COM    88579Y101    208       1,600             SOLE         1,600
AIG   AMERICAN INTERNATIONAL GROUP  COM    026874107    683       13,820            SOLE         13,820
AMGN  AMGEN                         COM    031162100    748       13,000            SOLE         13,000
AOL   AOL TIME WARNER               COM    02364J104    347       31,950            SOLE         31,950
APOL  APOLLO GROUP                  COM    037604105    389       7,800             SOLE         7,800
AMAT  APPLIED MATERIALS             COM    038222105    323       25,700            SOLE         25,700
ADP   AUTOMATIC DATA PROCESSING     COM    53015103     237       7,700             SOLE         7,700
AZO   AUTOZONE                      COM    053332102    275       4,000             SOLE         4,000
BK    BANK OF NEW YORK              COM    064057102    8         400               SOLE         400
ONE   BANK ONE                      COM    06423A103    211       6,105             SOLE         6,105
BAC   BANKAMERICA                   COM    06605F102    254       3,800             SOLE         3,800
BBBY  BED BATH & BEYOND             COM    075896100    335       9,700             SOLE         9,700
BLS   BELLSOUTH                     COM    079860102    169       7,800             SOLE         7,800
BBY   BEST BUY                      COM    086516101    237       8,800             SOLE         8,800
BMET  BIOMET                        COM    90613100     202       6,600             SOLE         6,600
BA    BOEING                        COM    097023105    175       7,000             SOLE         7,000
BMY   BRISTOL-MYERS SQUIBB          COM    110122108    294       13,900            SOLE         13,900
CAH   CARDINAL HEALTHCARE           COM    14149Y108    380       6,665             SOLE         6,665
CAT   CATERPILLAR                   COM    149123101    25        500               SOLE         500
CTAS  CINTAS                        COM    172908105    197       6,000             SOLE         6,000
CSCO  CISCO SYSTEMS                 COM    17275R102    1,491     115,580           SOLE         115,580
C     CITIGROUP                     COM    172967101    1,007     29,230            SOLE         29,230
KO    COCA-COLA COMPANY             COM    191216100    781       19,300            SOLE         19,300
CMCSK COMCAST                       COM    200300200    349       12,700            SOLE         12,700
CE    CONCORD EFS                   COM    206197105    220       23,400            SOLE         23,400
COST  COSTCO                        COM    22160K125    24        800               SOLE         800
DELL  DELL COMPUTER                 COM    247025109    1,308     47,900            SOLE         47,900
DIS   DISNEY (WALT) CO.             COM    254687106    219       12,850            SOLE         12,850
DOW   DOW CHEMICAL                  COM    260543103    17        600               SOLE         600
DUK   DUKE                          COM    264399106    11        768               SOLE         768
ERTS  ELECTRONIC ARTS               COM    285512109    364       6,200             SOLE         6,200
EMC   EMC CORP                      COM    268648102    5         700               SOLE         700
XOM   EXXON MOBIL                   COM    30231G102    1,856     53,094            SOLE         53,094
FNM   FEDERAL NATIONAL MTGE ASSOC.  COM    313586109    549       8,400             SOLE         8,400
FITB  FIFTH THIRD BANK              COM    316773100    211       4,200             SOLE         4,200
F     FORD MOTOR COMPANY            COM    345370100    13        1,747             SOLE         1,747
FRE   FREDDIE MAC                   COM    313400301    250       4,700             SOLE         4,700
GE    GENERAL ELECTRIC              COM    369604103    1,965     77,060            SOLE         77,060
GM    GENERAL MOTORS                COM    370442105    18        534               SOLE         534
G     GILLETTE                      COM    375766102    340       11,000            SOLE         11,000
HDI   HARLEY DAVIDSON               COM    412822108    270       6,800             SOLE         6,800
HD    HOME DEPOT                    COM    437076102    329       13,500            SOLE         13,500
ITW   ILLINOIS TOOL WORKS           COM    452308109    105       1,800             SOLE         1,800
INTC  INTEL                         COM    458140100    1,420     87,200            SOLE         87,200
IBM   INTL BUS MACHINES             COM    459200101    1,027     13,100            SOLE         13,100
INTU  INTUIT                        COM    461202103    249       6,700             SOLE         6,700
JNJ   JOHNSON & JOHNSON             COM    478160104    1,354     23,400            SOLE         23,400
JPM   J. P. MORGAN                  COM    616880100    184       7,755             SOLE         7,755
KMB   KIMBERLY CLARK                COM    494368103    105       2,300             SOLE         2,300
KLAC  KLA TENCOR                    COM    482480100    273       7,600             SOLE         7,600
KSS   KOHLS                         COM    500255104    277       4,900             SOLE         4,900
LXK   LEXMARK                       COM    529771107    295       4,400             SOLE         4,400
LLY   LILLY (ELI) & CO.             COM    532457108    457       8,000             SOLE         8,000
LLTC  LINEAR TECHNOLOGY             COM    535678106    327       10,600            SOLE         10,600
LOW   LOWES                         COM    548661107    343       8,400             SOLE         8,400
MXIM  MAXIM INTEGRATED              COM    57772K101    383       10,600            SOLE         10,600
KRB   MBNA                          COM    55262L100    137       9,100             SOLE         9,100
MCD   MCDONALDS                     COM    580135101    17        1,200             SOLE         1,200
MEDI  MEDIMMUNE                     COM    584699102    10        300               SOLE         300
MDT   MEDTRONIC                     COM    585055106    469       10,400            SOLE         10,400
MRK   MERCK                         COM    589331107    953       17,400            SOLE         17,400
MSFT  MICROSOFT                     COM    594918104    1,675     69,200            SOLE         69,200
MWD   MORGAN STANLEY DEAN WITTER    COM    617446448    184       4,800             SOLE         4,800
JWN   NORDSTROM                     COM    655664100    7         460               SOLE         460
ORCL  ORACLE SYSTEMS                COM    68389X105    1,277     117,700           SOLE         117,700
PAYX  PAYCHEX                       COM    704326107    290       10,550            SOLE         10,550
PEP   PEPSICO                       COM    713448108    384       9,600             SOLE         9,600
PFE   PFIZER                        COM    717081103    1,370     43,975            SOLE         43,975
PG    PROCTOR & GAMBLE              COM    742718109    1,006     11,300            SOLE         11,300
QCOM  QUALCOMM                      COM    747525103    938       26,050            SOLE         26,050
RD    ROYAL DUTCH PETROLEUM - ADR   COM    780257804    701       17,200            SOLE         17,200
SBC   SBC COMMUNICATIONS            COM    78387G103    358       17,849            SOLE         17,849
SGP   SCHERING-PLOUGH               COM    806605101    193       10,800            SOLE         10,800
SBUX  STARBUCKS                     COM    855244109    250       9,700             SOLE         9,700
STT   STATE STREET BOSTON           COM    857477103    56        1,760             SOLE         1,760
SYK   STRYKER                       COM    863667101    364       5,300             SOLE         5,300
SYY   SYSCO                         COM    871829107    287       11,300            SOLE         11,300
TXN   TEXAS INSTRUMENTS             COM    882508104    272       16,600            SOLE         16,600
TAP/A TRAVELERS A                   COM    89420G109    1         39                SOLE         39
TAP/B TRAVELERS B                   COM    89420G406    1         80                SOLE         80
UNH   UNITED HEALTH                 COM    91324P102    394       4,300             SOLE         4,300
UPS   UNITED PARCEL SERVICE         COM    911312106    314       5,500             SOLE         5,500
UTX   UNITED TECHNOLOGIES           COM    913017109    173       3,000             SOLE         3,000
VRTS  VERITAS                       COM    923436109    193       11,000            SOLE         11,000
VZ    VERIZON                       COM    92343V104    525       14,846            SOLE         14,846
WMT   WAL-MART STORES               COM    931142103    1,826     35,100            SOLE         35,100
WFC   WELLS FARGO                   COM    949746101    639       14,200            SOLE         14,200
WEC   WISCONSIN ENERGY              COM    976657106    15        280               SOLE         280
WWY   WRIGLEYS                      COM    982526105    311       5,500             SOLE         5,500
WYE   WYETH                         COM    983024100    371       9,800             SOLE         9,800
XLNX  XILINX                        COM    983919101    353       15,100            SOLE         15,100

      TOTAL                                             40,409


      * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS
        THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE
        CAPITAL BALANCED FUND AND EQUITY GROWTH FUND.
        THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
        ON THEIR FORM 13F REPORT.